Related Party Transaction (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Purchase price per share (in Dollars per share)							$ 0.0081
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party amount			$ 137,688	$ 129,056	$ 266,480
Repayment of related party		$ 812,277		$ 812,277
Outstanding principal amount	$ 600,000
YeeTah Financial [Member]
Related Party Transaction [Line Items]
Commission expense							$ 43,586
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party debt						$ 244,313	220,350
OPG [Member]
Related Party Transaction [Line Items]
Related party debt							$ 3,202
HONG KONG
Related Party Transaction [Line Items]
Income tax rate						(16.50%)
Series B [Member] | Huihe Zheng [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)	6,000,000
Purchase price per share (in Dollars per share)	$ 0.1